Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2025 Fund	May 30, 2024
Fidelity Freedom 2025 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	14.22%
Past 5 years	7.55%
Since Inception	5.70%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.68%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.82%

[1]	A From July 20, 2017 .